Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Service fees - net of allowances and discounts	$ 243,981,183	$ 244,841,400
Other revenue	7,301,666	2,594,903
Revenues	251,282,849	247,436,303
Operating expenses
Cost of operations, excluding depreciation and amortization (note 22)	197,803,388	187,802,601
Depreciation and amortization (notes 4 and 5)	20,459,767	15,587,200
Stock-based compensation (notes 12 and 15)	2,083,914	3,554,765
Operational financial instruments revaluation and other (gains) losses (note 20)	(3,907,666)	1,017,401
Total operating expenses	216,439,403	207,961,967
Income from operations	34,843,446	39,474,336
Other income and expenses
Interest expense (notes 9 and 10)	32,781,210	20,783,438
Other financial instruments revaluation and other (gains) losses (note 20)	22,078,745	1,805,816
Settlement costs and other (recoveries) (note 23)	2,324,151	(1,881,233)
Acquisition-related costs	1,079,255	3,403,160
Total other expenses (income)	58,263,361	24,111,181
Income (loss) before income taxes	(23,419,915)	15,363,155
Income tax provision (benefit) (note 13)	(5,751,070)	3,735,548
Net income (loss) and comprehensive income (loss) for the period	(17,668,845)	11,627,607
Non-controlling interests (note 24)	2,728,539	2,199,629
Net income (loss) attributable to common shareholders	$ (20,397,384)	$ 9,427,978
Basic and diluted	$ (0.29)	$ 0.14